SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2023	2022	2021*	2023	2022	2021*	2023	2022	2021*

Pakistan**	1,119	1,285	1,408	502	654	643	130	258	318
Ukraine	919	971	1,055	541	575	704	169	177	203
Kazakhstan	774	636	569	421	322	307	165	122	134
Bangladesh	570	576	564	214	210	235	105	199	89
Uzbekistan	268	233	194	112	124	89	65	64	34
Others	55	66	81	22	26	41	10	16	25
HQ and eliminations	(7)	(12)	(21)	(200)	(164)	(179)	5	5	3

Total	3,698	3,755	3,850	1,612	1,747	1,840	649	841	806
*Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
**In 2022, Pakistan Adjusted EBITDA includes the impact of SIM tax reversal. For further details refer to Note 3 and Note 4.

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2023	2022	2021*

Profit before tax from continuing operations	559	802	464

Depreciation	527	557	605
Amortization	208	221	194
Impairment loss / (reversal)	(6)	(107)	27
(Gain) / loss on disposal of non-current assets	(46)	1	(9)
(Gain) / loss on disposal of subsidiaries	—	(88)	—
Finance costs	531	583	591
Finance income	(60)	(32)	(13)
Other non-operating (gain) / loss	(20)	(9)	(26)
Net foreign exchange (gain) / loss	(81)	(181)	7

Total Adjusted EBITDA	1,612	1,747	1,840
*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).